Risk/Return Detail Data - FidelityTotalBondK6Fund-PRO	Feb. 01, 2025
Risk/Return:
Registrant Name	Fidelity Income Fund
FidelityTotalBondK6Fund-PRO | Fidelity Total Bond K6 Fund
Risk/Return:
Supplement to Prospectus [Text Block]	Supplement to theFidelity® Total Bond K6 FundOctober 30, 2024Prospectus
Strategy Narrative [Text Block]	Allocating assets across investment-grade, high yield, and emerging markets debt securities. Emerging markets include countries that have an emerging stock market as defined by MSCI, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets that the Adviser identifies as having similar emerging markets characteristics.